Finance income (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of finance income

	For the year ended December 31,
(SEK in thousands)	2025	2024
Interest income	5,080	21,777
Exchange rate gains	1,403	43,838
Total finance income	6,483	65,615